STOCKHOLDERS' EQUITY (Detail) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 11, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 10, 2020	May 29, 2020	Aug. 10, 2018
Shareholders Equity [Line Items]
Common stock, par value (USD per share)		$ 0.01				$ 0.01		$ 0.01	$ 0.01
DRIP
Shareholders Equity [Line Items]
Common stock, par value (USD per share)								$ 0.01	$ 0.01	$ 0.01
Share price (USD per share)												$ 7.26
Common stock, shares authorized								$ 600.0	$ 600.0	$ 600.0
Common Stock
Shareholders Equity [Line Items]
Issuance of common stock (shares)	20,000	1,242,475	2,223,298	2,436,153	2,267,609			9,335,895	9,615,850	10,095,437
Share price (USD per share)	$ 10.00
Number of shares authorized (shares)											400,000		400,000
Number of shares available for future grants (shares)		367,500				367,500		367,500
Restricted Stock
Shareholders Equity [Line Items]
Grants in period to each independent member of board of directors (shares)						6,500		6,500
Total grants in period (shares)						32,500		32,500
Shares vested (in shares)						14,000		14,000
Vesting period						1 year		1 year
Remaining shares non vested (in shares)		18,500				18,500		18,500
Unrecognized compensation expense		$ 40,000				$ 40,000		$ 120,000
Restricted Stock | General and Administrative Expense
Shareholders Equity [Line Items]
Compensation expense		$ 40,000		$ 32,000		$ 80,000	$ 64,000	$ 138,000	$ 33,000